Consolidated Statements of Cash Flows	12 Months Ended
	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 HKD ($)
Cash flows from operating activities:
Net income	$ 9,803,144	$ 1,252,111	$ 8,250,174	$ 6,022,146
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value of investment in key management insurance policy	(44,108)	(5,634)	(37,868)	(36,315)
Depreciation of property and equipment	1,943,260	248,204	2,253,593	2,775,397
Amortization of intangible assets	85,001	10,857	82,583	56,000
Amortization of operating lease right-of-use assets	666,459	85,124	1,267,957	1,287,745
Provision for allowance for doubtful accounts	8,610,248	1,099,747	30,000	3,000
Deferred tax	(1,717,339)	(219,348)	(420,058)	(1,119,374)
(Gains) Losses on disposal of property and equipment	485,957	62,069	1,862,704	(3,932,639)
Foreign exchange losses (gains) - unrealized	(205,446)	(26,242)	(28,928)	45,827
Changes in operating assets and liabilities
Inventories	(18,227,053)	(2,328,057)	(4,742,789)	(3,473,527)
Trade receivables	(19,585,181)	(2,501,524)	6,649,916	(952,674)
Prepaid expenses and other current assets	(2,946,647)	(376,361)	(1,865,178)	(22,138)
Contract assets	1,158,583	147,980	(2,426,773)	(2,184,252)
Trade and notes payables	13,628,513	1,740,706	(1,368,207)	(1,681,673)
Other payables, accrued payroll and welfare	(738,175)	(94,284)	617,874	4,469,013
Contract liabilities	(4,476,835)	(571,805)	(2,843,375)	14,840,609
Operating lease liabilities	(644,259)	(82,288)	(1,245,757)	(1,265,545)
Other liabilities	51,918	6,631	69,674	140,235
Income tax payable	(1,388,098)	(177,295)	(1,651,629)	3,611,330
Net cash provided by (used in) operating activities	(13,540,058)	(1,729,409)	4,453,913	18,583,165
Cash flows from investing activities:
Purchases of property and equipment	(775,120)	(99,002)	(2,153,000)	(2,890,250)
Proceeds from disposal of property and equipment	663,957	84,804	48,000	17,760,116
Purchases of intangible assets			(145,000)
Acquisition of non-controlling interests	(1,000)	(128)
Net cash provided by (used in) investing activities	(112,163)	(14,326)	(2,250,000)	14,869,866
Cash flows from financing activities:
Repayments of long-term bank loans				(4,901,968)
Dividend payment			(8,040,400)	(17,000,000)
Proceeds from capital contribution	4,961,320	633,686		8,000,000
Proceeds from issuance of shares upon incorporation				10
Payments to related parties	(2,538,411)	(324,219)	(256,389)	(2,907,975)
Repayments by related parties	2,365,263	302,104	225,029	257,740
Net cash (used in) provided by financing activities	4,788,172	611,571	(8,071,760)	(16,552,193)
Effect of exchange rate changes	78,542	10,032	(27,496)	(20,302)
Net increase (decrease) in cash and cash equivalents	(8,785,507)	(1,122,132)	(5,895,343)	16,880,536
Cash and cash equivalents at beginning of the year	25,185,630	3,216,843	31,080,973	14,200,437
Cash and cash equivalents at end of the year	16,400,123	2,094,711	25,185,630	31,080,973
Supplemental disclosure of cash flow information:
Interest expense paid	38,340	4,897	43,600	195,748
Income tax paid	5,444,287	695,373	4,044,264	592,571
Supplemental disclosure of non-cash investing and financing information:
Operating lease right-of-use assets obtained in exchange for operating lease obligations	330,526	42,217	878,321	820,002
Modification of lease on operating lease right-of-use assets and operating lease liabilities				239,305
Extinguishment of operating lease right-of-use assets and operating lease liabilities due to termination of lease				83,620
Non-cash consideration paid for purchase of property and equipment	$ 185,134	$ 23,646